Segment reporting - Collaboration revenue generated by external customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of major customers [line items]
Collaboration revenue	$ 2,610	$ 470,398
United States.
Disclosure of major customers [line items]
Collaboration revenue		317,258
China
Disclosure of major customers [line items]
Collaboration revenue	$ 2,610	151,903
Other.
Disclosure of major customers [line items]
Collaboration revenue		$ 1,237